Share capital - Schedule of share capital (Details) - GBP (£) £ in Millions, shares in Millions		1 Months Ended	12 Months Ended
		Jun. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of classes of share capital [line items]
Issued in rights issue (in shares)		1,085
Equity, beginning balance			£ 37,826	£ 29,892	£ 29,562
Rights Issue				6,839
Issued during the year in lieu of dividends	[1]		0	0	(1)
Equity, ending balance			£ 39,330	£ 37,826	£ 29,892
Share capital
Disclosure of classes of share capital [line items]
Issued capital beginning balance (in shares)			5,133	3,967
Issued in rights issue (in shares)				1,085
Issued during the year in lieu of dividends (in shares)			66	81
Issued capital ending balance (in shares)			5,199	5,133	3,967
Equity, beginning balance			£ 638	£ 493	£ 488
Rights Issue				135
Issued during the year in lieu of dividends	[1]		9	10	5
Equity, ending balance			£ 647	£ 638	£ 493

[1]	Included within the share premium account are costs associated with scrip dividends.